FORM 24F-2
                 Annual Notice of Securities Sold
                    Pursuant to Rule 24f-2

1.  Name and address of issuer:

Merrill Lynch, Pierce, Fenner & Smith Incorporated
Defined Asset Funds
P.O. Box 9051
Princeton, N.J.  08543-9051

2.  Name of each series or class of funds for which this notice is filed:

The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities,
Series G

3.  Investment Company Act File Number:
     811-4541

    Securities Act File Number:
     33-34403

4.  Last Day of fiscal year for which this notice is filed:
     December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                   [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None.

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     None.

9. Number and aggregate sale price of securities sold during the fiscal year:

     None.

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     None.

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

     None.

12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold
          during the fiscal year in reliance on
          rule 24f-2 (from item 10)                  $0.00

    (ii)  Aggregate price of shares issued in
          connection with dividend reinvestment
          plans (from Item 11, if applicable):        0.00

   (iii)  Aggregate price of shaes redeemed or
          repurchased during the fiscal year (if
          applicable):                                0.00

    (iv)  Aggregate price of shares redeemed or
          repurchased and previously applied as
          a reduction to filing fees pursuant to
          rule 24e-2 (if applicable):                 0.00

     (v)  Net aggregate price of securities sold
          and issued during the fiscal year in
          reliance on rule 24f-2 [line (i), plus
          line (ii), less line (iii), plus line
          (iv)] (if applicable)                       0.00

    (vi)  Multiplier prescribed by Section 6(b)
          of the Securities Act of 1933 or other
          applicable law or regulation (see
          instruction C.6):                         x_1/29_____
                                                    ~~~~~~~~~~~
                                                     $0.00
                                                    ===========

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                   [  ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     Not applicable.

                         SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                              By Merrill Lynch, Pierce, Fenner & Smith
                              Incorporated, Agent for the Sponsors


                              By /s/ Ernest Fabio
                                    Vice President
Date  February 16, 1996